Employee benefit expenses and other operating income and expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee benefit expenses [Abstract]
Employee benefits expense	$ 78,758	$ 54,464	$ 32,246
Average monthly number of employees	655	441	306
Other operating income [Abstract]
Grants	$ 60,746	$ 59,010	$ 59,142
Insurance proceeds and other	13,925	40,515	34,632
Total	74,670	99,525	93,774
Other operating expenses [Abstract]
Raw materials and consumables used	(70,690)	(7,792)	(9,719)
Leases and fees	(9,332)	(2,531)	(1,850)
Operation and maintenance	(154,007)	(110,873)	(116,018)
Independent professional services	(39,177)	(40,193)	(41,579)
Supplies	(40,790)	(27,926)	(25,823)
Insurance	(45,429)	(37,638)	(23,971)
Levies and duties	(29,949)	(39,820)	(34,844)
Other expenses	(24,957)	(9,891)	(7,971)
Total	$ (414,330)	$ (276,666)	$ (261,776)